Related Party Transactions - Summary of Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Transactions
General and administrative expenses	$ 22,795	$ 17,509	$ 13,362
Vessel operating costs	67,753	72,363	75,333
Financial costs	67,060	47,639	37,297
Gain on derivatives	(1,512)	(9,646)	(2,496)
GasLog Ltd. | Administrative services fees
Transactions
General and administrative expenses	8,996	8,513	4,708
GasLog Ltd. | Commitment fee under Sponsor Credit Facility
Transactions
Financial costs		68	304
GasLog Ltd. | Realized loss on interest rate swaps held for trading
Transactions
Gain on derivatives		1,347	4,586
GasLog LNG Services | Commercial management fees
Transactions
General and administrative expenses	4,890	4,610	5,400
GasLog LNG Services | Management fees
Transactions
Vessel operating costs	6,300	6,498	7,728
GasLog LNG Services | Other vessel operating costs
Transactions
Vessel operating costs	$ 49	$ 28	$ 30